Related Party Transactions - Schedule of Conformation of Key Personnel (Detail) Unit13 in Millions	Dec. 31, 2019	Dec. 31, 2018
Directors [member]
Disclosure of transactions between related parties [line items]
Number of executives	14	21
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Number of executives	10	16
Division Manager [member]
Disclosure of transactions between related parties [line items]
Number of executives	39	50
Area Manager [member]
Disclosure of transactions between related parties [line items]
Number of executives	161	194
Managers [member]
Disclosure of transactions between related parties [line items]
Number of executives	143	163